SHORT-TERM AND LONG-TERM DEBT (Tables)	6 Months Ended
Jun. 30, 2023
Long-Term Debt, by Current and Noncurrent [Abstract]
Schedule of short-term and long-term debt

(in thousands of $)	June 30, 2023	December 31, 2022
Short-term and long-term debt:
U.S. dollar denominated fixed rate debt due 2026	149,625	—
NOK700 million senior unsecured floating rate bonds due 2023	37,933	71,243
NOK700 million senior unsecured floating rate bonds due 2024	64,775	70,734
NOK600 million senior unsecured floating rate bonds due 2025	54,989	60,048
4.875% senior unsecured convertible bonds due 2023	—	137,900
7.25% senior unsecured sustainability-linked bonds due 2026	150,000	150,000
8.875% senior unsecured sustainability-linked bonds due 2027	150,000	—
Lease debt financing	455,548	394,555
U.S. dollar denominated floating rate debt due through 2029	1,067,829	1,329,156
Total debt principal	2,130,699	2,213,636
Less: Unamortized debt issuance costs	(20,651)	(12,580)
Less: Current portion of long-term debt	(347,845)	(921,270)
Total long-term debt	1,762,203	1,279,786

Movements in the period:

(in thousands of $)	Fixed Rate, Lease Debt Financing and NOK Bonds	U.S. Dollar Floating Rate Debt	Total debt principal
Balance as of December 31, 2022	884,480	1,329,156	2,213,636
Drawdowns and capitalized interest	384,576	335,611	720,187
Repayments and redemptions	(191,258)	(596,938)	(788,196)
Effects of foreign exchange	(14,928)	—	(14,928)
Balance as of June 30, 2023	1,062,870	1,067,829	2,130,699

Schedule of interest rate information

	June 30, 2023	December 31, 2022
Weighted average interest rate*	5.53%	5.30%
US Dollar London Interbank Offered Rate ("LIBOR"), 3-Month, closing rate	5.55%	4.77%
Secured Overnight Financing Rate ("SOFR"), closing rate	5.09%	4.30%
Norwegian Interbank Offered Rate ("NIBOR"), 3-Month, closing rate	4.37%	3.26%

*The weighted average interest rate is for floating rate debt denominated in U.S. dollars and Norwegian kroner (“NOK”) which takes into consideration the effect of related interest rate swaps.

Schedule of Fixed Rate, Lease Debt Financing and NOK Bonds Redemptions	Redemptions between January 1, 2023 and June 30, 2023:

Bond	In Millions of USD
NOK700 million senior unsecured floating rate bonds due 2023	29.4
4.875% senior unsecured convertible bonds due 2023	137.9

Schedule of U.S .Dollar Floating Rate Debt Drawn Downs and Redemptions
New facilities drawn down between January 1, 2023 and June 30, 2023:

Name of facility	Draw down date	Number of wholly owned subsidiaries entering into the facility	Term	Balance outstanding at period end ($ millions)
$144.625 million term loan facility	Feb. 2023	four	2 years, 11 months	142.1
$150 million senior secured term loan facility	May 2023	one	2 years, 8 months	150.0
$23.25 million term loan facility*	May 2023	one	1 year	13.9
$23.25 million term loan facility*	May 2023	one	1 year	18.6
$8.44 million senior unsecured term loan facility	May 2023	one	2 years, 8 months	8.4

*These facilities were partially drawn down as of June 30, 2023.

The Company has provided limited corporate guarantees for the above facilities, which bear interest at term SOFR or the compounded daily SOFR plus applicable margins.
Facilities redeemed between January 1, 2023 and June 30, 2023:

Name of facility	Original draw down date	Number of wholly owned subsidiaries that had entered into the facility	Term	Amount redeemed ($ millions)
$375 million term loan and revolving credit facility	Jun. 2013	one	10 years	146.7
$475 million term loan and revolving credit facility	Feb. 2014	one	9 years	178.4
$33.1 million term loan facility	Jun. 2019	five	4 years	21.9
$40.0 million senior secured term loan facility	Mar. 2020	two	3 years	31.9
$290 million term loan facility	Sep. 2022	six	6 months	156.0